THE ADVISORS' INNER CIRCLE FUND

                         HARVEST FUNDS CHINA ALL ASSETS
                 HARVEST FUNDS INTERMEDIATE BOND (THE "FUNDS")

                   SUPPLEMENT DATED NOVEMBER 16, 2017 TO THE
HARVEST FUNDS INTERMEDIATE BOND'S SUMMARY PROSPECTUS, DATED SEPTEMBER 1, 2017 (THE "SUMMARY PROSPECTUS"), THE FUNDS' INSTITUTIONAL CLASS SHARES AND CLASS A SHARES PROSPECTUS, DATED MAY 1, 2017, AS SUPPLEMENTED MAY 25, 2017 (THE "PROSPECTUS"), AND THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1,
                 2017, AS SUPPLEMENTED MAY 25, 2017 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI, AND SHOULD BE READ IN
          CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

I. On or around February 1, 2018 (the "Effective Date"), the name, 80% investment policy and benchmark of the Harvest Funds Intermediate Bond will change as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                              CURRENT                                                   NEW
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Harvest Asian Bond Fund
NAME                       Harvest Funds Intermediate Bond
------------------------------------------------------------------------------------------------------------------------------------
80% INVESTMENT POLICY      The Fund seeks to achieve its objective                  The Fund seeks to achieve its objective by
                           by investing, under normal market conditions,            investing, under normal market conditions, at
                           at least 80% of its net assets, plus any                 least 80% of its net assets, plus any
                           borrowings for investment purposes, in a                 borrowings for investment purposes, in a
                           portfolio of fixed income securities and other           portfolio of fixed income securities of Asian
                           instruments with economic characteristics similar        issuers, and other instruments with economic
                           to fixed income securities.                              characteristics similar to such securities.
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK                  50/50 JP Morgan Asia Credit Index - China Total          JP Morgan Asia Credit Index
                           Return Index/ JP Morgan Asia Credit Index -
                           Hong Kong Total Return Index
------------------------------------------------------------------------------------------------------------------------------------

Accordingly, as of the Effective Date, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

     1. THE "PRINCIPAL INVESTMENT STRATEGY" SECTION IN THE SUMMARY PROSPECTUS, AND THE CORRESPONDING SECTION OF THE PROSPECTUS, ARE HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

               PRINCIPAL INVESTMENT STRATEGY

               The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of fixed income securities of Asian issuers, and other instruments with economic characteristics similar to such securities. Asian issuers include governments, and the agencies and instrumentalities of governments, in the China and Asian region. In addition, a company is considered to be an Asian issuer if:
               (i) at least 50% of the company's assets are located in the China and Asian region; (ii) at least 50% of the company's revenue is generated in the China and Asian region; (iii) the company is organized or maintains its principal place of business in the China and Asian region; or (iv) the company's securities are traded principally in the China and Asian region. Countries in the China and Asian region include Hong Kong, Taiwan, South Korea, Malaysia, Singapore, Thailand, Philippines, Indonesia, India, Mongolia, Vietnam, Japan and Sri Lanka. The Fund invests primarily in securities that are denominated in U.S. dollars, Euro, Renminbi, the official currency of the People's Republic of China ("PRC") or other local Asian currencies.

               The Fund may invest in participatory notes or other structured or derivative instruments ("Access Products") and exchange-traded funds ("ETFs") to gain exposure to, among other things, PRC domestic securities available only to foreign investors that have obtained status as a Qualified Foreign Institutional Investor ("QFII"). In the event that Harvest obtains QFII or Renminbi Qualified Foreign Institutional Investor ("RQFII") status and is granted the quota to invest in PRC domestic securities, it may invest the Fund's assets directly in such PRC domestic securities instead of the Access Products. Until Harvest obtains QFII or RQFII status and is granted the quota to invest in PRC domestic securities, the Renminbi-denominated securities in which the Fund may invest will be principally traded on the CNH market, which is an over-the-counter market located in countries other than the PRC, such as Hong Kong or Singapore, that may be accessed by investors located outside of the PRC that have not obtained QFII or RQFII status. The Fund may also invest in forward currency contracts and currency futures to hedge U.S. dollar-denominated exposure to the Renminbi and U.S. Treasury futures to hedge against fluctuations in U.S. interest rates.

               The Fund may invest in both investment-grade and high yield securities (also known as "junk bonds"). Investment grade securities are generally considered to be those rated Baa3 or better by Moody's Investor Services or BBB- or better by Standard & Poor Corporation or Fitch, Inc. High yield securities are those securities rated lower than investment grade. The Fund may also invest in unrated securities which are determined by Harvest to be of comparable quality. The Fund may purchase securities of various maturities. Under normal market conditions, the Fund expects to maintain an average portfolio duration of 3 to 5 years.

               In selecting securities for the Fund, Harvest pursues a combined approach of top-down and bottom-up research. In its top-down approach, Harvest considers economic data on a global, regional and local basis (e.g., economic growth, monetary and fiscal policies and interest rate cycles) in order to identify longer-term macro trends and current themes which, in the view of Harvest, are likely to impact markets. In its bottom-up approach, Harvest uses a proprietary internal rating process and incorporates its sector views and strategies determined from the top-down approach.

               The Fund may change its 80% policy at any time and will notify shareholders in writing 60 days in advance of the change. Access Products and ETFs with economic characteristics similar to fixed income securities of Asian issuers will be included as investments that satisfy the Fund's 80% policy described above. The Fund may buy and sell securities frequently in seeking to achieve its objective.

     2. IN THE "PERFORMANCE INFORMATION" SECTION IN THE SUMMARY PROSPECTUS, AND THE CORRESPONDING SECTION OF THE PROSPECTUS, THE "AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016" TABLE IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

                                                                                           SINCE INCEPTION
                                                                                1 YEAR       (02/27/2013)
-------------------------------------------------------------------------------------------------------------
Fund Returns Before Taxes
     Institutional Class Shares                                                 4.61%           5.32%
     Class A Shares (reflects maximum sales charge of 4.25%)                    0.03%           4.01%
Fund Returns After Taxes on Distributions
     Institutional Class Shares                                                 2.46%           2.79%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
     Institutional Class Shares                                                 2.61%           2.90%
JP Morgan Asia Credit Index ("JACI") (reflects no deduction for
fees, expenses, or taxes)(1)                                                    5.81%           3.77%
JACI - China Total Return Index (reflects no deduction for fees,
expenses, or taxes)(1)                                                          5.63%           4.75%
JACI - Hong Kong Total Return Index (reflects no deduction for
fees, expenses, or taxes)(1)                                                    4.22%           3.56%
50/50 JACI - China Total Return Index/JACI - Hong Kong Total
Return Index(1)                                                                 4.92%           4.16%

(1) As of February 1, 2018, the Fund's benchmark changes from the 50/50 JACI - China Total Return Index/JACI - Hong Kong Total Return Index to the JACI to better reflect the investment strategies of the Fund.

     3. THE LAST NON-FUNDAMENTAL POLICY IN THE "INVESTMENT LIMITATIONS" SECTION OF THE SAI IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

               The Harvest Asian Bond Fund may not change its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of fixed income securities of Asian issuers, and other instruments with economic characteristics similar to such securities.

     4. ALL OTHER REFERENCES TO "HARVEST FUNDS INTERMEDIATE BOND" ARE HEREBY DELETED AND REPLACED WITH "HARVEST ASIAN BOND FUND."

II. Ms. Winnie Wong has replaced Ms. Wonnie Chu as a portfolio manager of the Funds. Accordingly, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

     1. IN THE SUMMARY PROSPECTUS AND THE SUMMARY SECTIONS OF THE PROSPECTUS, THE REFERENCES TO MS. WONNIE CHU ARE HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

               Winnie Wong, CFA, Portfolio Manager, has been a portfolio manager for the Fund since 2017.

     2. IN THE "PORTFOLIO MANAGERS" SECTION OF THE PROSPECTUS, THE PARAGRAPH RELATING TO MS. WONNIE CHU IS HEREBY DELETED AND REPLACED WITH THE
          FOLLOWING:

               Winnie Wong, CFA, serves as Portfolio Manager of the Adviser and is a portfolio manager of the Funds. Ms. Wong is jointly and primarily responsible for the day-to-day management of the Funds. Ms. Wong joined the Adviser in 2017 and has over 12 years of experience in Asian fixed income securities. Before joining the Adviser, Ms. Wong worked at Royal Bank of Canada in Hong Kong for 7 years as a research analyst and portfolio manager for Asian convertibles and fixed income portfolios. Prior to that, she worked at Warburg Pincus in Hong Kong as a member of the Investment Team, and at Credit Suisse Asset Management in Hong Kong as a member of the Corporate Finance

               Team and Special Situations Group. Ms. Wong holds a M.Eng. in Engineering Management and a B.S. in Civil Engineering from Cornell University.

     3. IN THE "THE PORTFOLIO MANAGERS" SECTION OF THE SAI, THE ROW IN THE "FUND SHARES OWNED BY PORTFOLIO MANAGERS" TABLE RELATING TO MS. WONNIE CHU IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

--------------------------------------------------------------------------------
NAME                                             DOLLAR RANGE OF FUND SHARES
--------------------------------------------------------------------------------
Winnie Wong *                                               None
--------------------------------------------------------------------------------

*    Valuation date is September 30, 2017.

     4. IN THE "PORTFOLIO MANAGERS" SECTION OF THE SAI, THE ROW IN THE "OTHER ACCOUNTS" TABLE RELATING TO MS. WONNIE CHU IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

-----------------------------------------------------------------------------------------------------------

                       REGISTERED INVESTMENT           OTHER POOLED
NAME                        COMPANIES              INVESTMENT VEHICLES          OTHER ACCOUNTS
-----------------------------------------------------------------------------------------------------------
                       NUMBER OF     TOTAL         NUMBER OF   TOTAL ASSETS     NUMBER OF   TOTAL ASSETS
                       ACCOUNTS      ASSETS        ACCOUNTS    (IN MILLIONS)    ACCOUNTS    (IN MILLIONS)
------------------------------------------------------------------------------------------------------------
Winnie Wong *              0          $0              9+           $750           3++           $130
------------------------------------------------------------------------------------------------------------

*    Valuation date is September 30, 2017.
+ Includes 2 accounts with assets under management of $27 million that are subject to a performance-based advisory fee.
++ Includes 2 accounts with assets under management of $50 million that are subject to a performance-based advisory fee.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 HGI-SK-009-0100